Schedule of Investments
May 31, 2023 (unaudited)
Sparrow Growth Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 99.94%

Beverages - 5.62%
Coca-Cola Co.	16,410		979,021
PepsiCo, Inc.	6,670		1,216,275

			2,195,296

Biological Products (No Diagnostic Substances) - 0.18%
Gilead Sciences, Inc.	890		68,477

Bottled & Canned Soft Drinks Carbonated Waters - 1.10%
Monster Beverage Corp. (2)	7,330		429,685

Computer Communications Equipment - 0.59%
Cisco Systems, Inc. (2)	4,655		231,214

Computer & Office Equipment - 0.26%
International Business Machines Corp. (2)	775		99,657

Computer Peripheral Equipment, Nec - 0.31%
Fortinet, Inc. (2)	85		5,808
Palo Alto Networks Inc. (2)	545		116,298

			122,106

Electronic Connectors - 0.11%
Amphenol Corp. Class A	590		44,515

Electronic Computers - 6.15%
Apple, Inc.	13,535		2,399,079

Finance Services - 3.16%
American Express Co.	7,780		1,233,597

Fire, Marine & Casualty Insurance - 3.90%
American International Group, Inc.	890		47,019
Berkshire Hathaway, Inc. Class B (2)	3,715		1,192,812
Chubb Ltd. (Switzerland)	740		137,492
Progressive Corp.	815		104,247
Travelers Companies, Inc.	235		39,771

			1,521,341

Hospital & Medical Service Plans - 6.70%
Cigna Corp.	595		142,261
Elevance Health, Inc.	125		55,977
United Health Group, Inc.	4,955		2,414,274

			2,612,512

Hotels & Motels - 0.40%
Hilton Worldwide Holdings, Inc.	430		58,532
Marriott International, Inc.	590		98,996

			157,528

Industrial Instruments For Measurement, Display, and Control - 0.08%
Roper Technologies, Inc.	70		31,795

Insurance Agents Brokers & Services - 0.13%
Marsh & McLenan Companies, Inc.	295		51,088

National Commercial Banks- 0.92%
JPMorgan Chase & Co.	2,355		319,597
Wells Fargo & Co.	975		38,815

			358,412

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.01%
Edwards Lifesciences Corp. (2)	50		4,211

Perfumes, Cosmetics & Other Toilet Preparations - 0.35%
L'Oreal SA ADR	1,590		135,834

Petroleum Refining - 0.50%
Exxon Mobil Corp.	1,905		194,653

Pharmaceutical Preparations - 6.18%
Abbott Laboratories	1,660		169,320
Bristol-Myers Squibb Co.	2,175		140,157
Eli Lily & Co	1,500		644,190
Johnson & Johnson	3,275		507,821
Merck & Co., Inc.	2,235		246,766
Vertex Pharmaceuticals, Inc. (2)	1,950		630,962
Zoetis, Inc. (2)	430		70,094

			2,409,310
Retail - Eating Places - 4.60%
McDonalds Corp.	6,290		1,793,342

Retail -Auto Dealers & Gasoline Stations - 1.89%
AutoNation, Inc. (2)	3,450		451,674
AutoZone, Inc. (2)	120		286,421

			738,095
Retail - Auto & Home Supply Stores- 0.79%
O'Reilly Automotive, Inc. (2)	340		307,125

Retail - Building Materials, Hardware, Garden Supply - 0.11%
Sherwin Williams Co .	180		41,000

Retail -Catalog & Mail-Order Houses - 4.40%
Amazon.com, Inc. (2)	14,240		1,717,059

Retail - Eating & Drinking Places - 0.27%
Starbucks Corp.	1,080		105,451

Retail - Family Clothing Stores - 0.18%
TJX Companies, Inc.	880		67,575

Retail-Variety Stores - 5.71%
Costco Wholesale Corp.	985		503,887
Walmart, Inc.	11,730		1,722,785

			2,226,672

Rubber & Plastics Footwear- 2.78%
Nike, Inc. Class B	10,305		1,084,704

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.23%
CME Group, Inc. Class A	175		31,281
Intercontinental Exchange, Inc.	545		57,743

			89,024

Security Brokers, Dealers & Flotation Companies - 0.34%
Morgan Stanley	1,645		134,495

Semiconductors & Related Devices - 4.02%
Advanced Micro Devices, Inc. (2)	1,845		218,097
Analog Devices, Inc.	305		54,195
Broadcom, Inc. (2)	590		476,696
Microchip Technology, Inc.	800		60,208
NVIDIA Corp.	2,010		760,463

			1,569,659

Services - Business Services - 4.31%
Fiserv, Inc. (2)	680		76,289
Mastercard, Inc. Class A	2,815		1,027,532
Visa, Inc. Class A	2,605		575,783

			1,679,604

Services - Computer Processing & Data Preparation - 0.30%
Workday, Inc. Class A (2)	545		115,535

Services - Computer Programming, Data Processing, Etc. - 8.80%
Alphabet, Inc. Class A (2)	19,200		2,359,104
Meta Platforms, Inc. Class A (2)	4,060		1,074,763

			3,433,867

Services - Consumer Credit Reporting, Collection Agencies- 2.74%
Moody's Corp.	1,075		340,646
S&P Global, Inc.	1,985		729,349

			1,069,995

Services - Prepackaged Software - 12.25%
Adobe, Inc. (2)	460		192,183
Cadence Design Systems, Inc. (2)	180		41,564
Electronic Arts, Inc.	425		54,400
Intuit, Inc.	200		83,824
Microsoft Corp.	6,575		2,159,164
Oracle Corp.	5,315		563,071
Paycom Software, Inc.	1,665		466,417
Salesforce.com, Inc. (2)	2,560		571,853
ServiceNow, Inc. (2)	1,065		580,191
Synopsys, Inc. (2)	145		65,969

			4,778,636

Services - Video Tape Rental - 2.86%
Netflix, Inc. (2)	2,825		1,116,525

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.99%
Ecolab, Inc.	210		34,661
Procter & Gamble Co.	5,195		740,288

			774,949

Surgical & Medical Instruments & Apparatus - 0.16%
Stryker Corp.	230		63,383

Sugar & Confectionery Products - 4.34%
Hershey Co.	5,010		1,301,097
Tootsie Roll Industries, Inc. Class A	10,022		391,560

			1,692,657

Transportation Services- 0.23%
Booking Holdings, Inc. (2)	35		87,807

Total Common Stock	(Cost $ 33,896,814)		38,987,469

Money Market Registered Investment Companies (3) - 0.19%

Fidelity Institutional Money Market Funds Government Class 4.98%	75,599		75,599

Total Money Market Registered Investment Companies	(Cost $ 75,599)		75,599

Total Investments - 100.13%	(Cost $ 33,972,413)		39,063,068

Liabilities in Excess of Other Assets - -.13%			(51,669)

Total Net Assets - 100.00%			39,011,399

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (4)
Level 1 - Quoted Prices	$39,063,068	$
Level 2 - Other Significant Observable Inputs	0		-
Level 3 - Significant Unobservable Inputs	0		-
Total	$39,063,068		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2023